Finance income (costs) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Finance income/(costs)
Summary of finance costs

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Interest paid on convertible loan notes	(7,005)	—
Interest on loans from related parties	—	(483)
Foreign exchange loss	(12,981)	—
Fair value movements	—	(3)
Interest expense on leases	(67)	(34)
Other	(10)	—
Total finance costs	(20,063)	(520)

6Finance income/(costs) (continued)

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Fair value movements on convertible loan notes (note 13)	38,124	—
Fair value movements on warrant liabilities (note 11)	4,373	—
Total finance income	42,497	—

	2021	2020	2019
	£ 000	£ 000	£ 000
Interest on loans from related parties	(483)	(709)	—
Bad debt write-off	(14)	—	(15)
Fair value losses	—	(18)	—
Interest expense on leases	(77)	(74)	(46)
Other	(1)	(6)	(5)
Total finance costs	(575)	(807)	(66)
Fair value gains	32,578	—	—
Other	12	—	—
Total finance income	32,590	—	—
Total finance income/(costs)	32,015	(807)	(66)